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                                                     REGISTRATION NO.  33-61542

                                                     REGISTRATION NO.  811-7662
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. / /
                         Post-Effective Amendment No. 10

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Post-Effective Amendment No. 10

                           U.S. GLOBAL ACCOLADE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               7900 CALLAGHAN ROAD
                            SAN ANTONIO, TEXAS 78229
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code (210) 308-1234

                           Frank E. Holmes, President
                           U.S. Global Accolade Funds
                               7900 Callaghan Road
                          San Antonio, Texas 78249-3340
                     (Name and Address of Agent for Service)


Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box):

/   /    immediately upon filing pursuant to paragraph (b) of Rule 485

/ X /    on August 18, 1997, pursuant to paragraph (b) of Rule 485

/    /   60 days after filing pursuant to paragraph (a) of Rule 485

/   /    On (date), pursuant to paragraph (a) of Rule 485.

Registrant hereby declares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest, no par value, have previoulsly been registered.


                           U.S. GLOBAL ACCOLADE FUNDS

                                    FORM N-1A

                              CROSS REFERENCE SHEET


PART A
ITEM                                PROSPECTUS CAPTION

  1 ................................Cover Page

  2 ................................Not Applicable

  3 ................................Not Applicable

  4 ................................Cover Page; Description
                                    of the Funds; The Trust;
                                    Special Risks

  5 ................................Management of the Funds

  6 ................................Cover Page; The Trust;
                                    Dividends and Taxes

  7 ................................How to Purchase and Sell
                                    Shares; Net Asset Value
                                    (12b-1 Plan - Management of the
                                    Funds; Distribution Expense Plan)

  8 ................................How to Purchase and Sell Shares

  9 ................................Not Applicable


PART B                              CAPTION OR LOCATION IN
ITEM NO.                            STATEMENT OF ADDITIONAL
                                    INFORMATION

 10 ................................Cover Page

 11 ................................Table of Contents

 12 ................................General Information

 13 ................................Investment Objectives and Policies

 14 ................................Management of the Fund

 15 ................................Principal Holders of Securities

 16 ................................Investment Advisory Services;
                                    Transfer Agency  and Other Services

 17 ................................Investment Objectives and Policies

 18 ................................General Information

 19 ................................Additional Information on
                                    Redemptions

 20 ................................Tax Status

 21 ................................Not Applicable

 22 ................................Calculation of Performance Data

 23 ................................Financial Statements

PART C

Information required to be in Part C is set forth under the appropriate item in Part C of this registration statement.



============================  PART A - PROSPECTUS  =============================


                           U.S. GLOBAL ACCOLADE FUNDS

                                   ADRIAN DAY
                             GLOBAL OPPORTUNITY FUND


                                 P.O. BOX 781234
                          SAN ANTONIO, TEXAS 78278-1234

                         1-800-US-FUNDS (1-800-873-8637)
                (INFORMATION, SHAREHOLDER SERVICES AND REQUESTS)

                        INTERNET: HTTP://WWW.USFUNDS.COM



                                   PROSPECTUS
                                 AUGUST 18, 1997


This prospectus presents information that a prospective investor should know about the Adrian Day Global Opportunity Fund (the "Fund"), a diversified series of U.S. Global Accolade Funds (the "Trust"), formerly Accolade Funds. The Trust is an open-end management investment company. Investors are responsible for determining whether or not an investment in the Fund is appropriate for their needs. Read and retain this prospectus for future reference.

A Statement of Additional Information dated August 18, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement is available free from U.S. Global Accolade Funds by calling 1-800-US-FUNDS (1-800-873-8637) or writing to the address shown above.


                     THESE SECURITIES HAVE NOT BEEN APPROVED
                              OR DISAPPROVED BY THE
                       SECURITIES AND EXCHANGE COMMISSION
                       OR ANY STATE SECURITIES COMMISSION
                 NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
                       OR ANY STATE SECURITIES COMMISSION
                      PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


       SUMMARY OF FEES AND EXPENSES................................  2
       FINANCIAL HIGHLIGHTS........................................  3
       INVESTMENT OBJECTIVES AND
       PRACTICES...................................................  3
       OTHER INVESTMENT PRACTICES..................................  4
       RISK FACTORS................................................  7
       HOW TO PURCHASE SHARES......................................  9
       HOW TO EXCHANGE SHARES...................................... 12
       HOW TO REDEEM SHARES........................................ 14
       HOW SHARES ARE VALUED....................................... 19
       DIVIDENDS AND TAXES......................................... 20
       THE TRUST................................................... 21
       MANAGEMENT OF THE FUND...................................... 22
       DISTRIBUTION EXPENSE PLAN................................... 24
       PERFORMANCE INFORMATION..................................... 25



                          SUMMARY OF FEES AND EXPENSES

The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Fund could bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES
   Maximum sales load .................................................  None
   Redemption fee .....................................................  None
   Administrative exchange fee ........................................  $ 5
   Account closing fee (does not
     apply to exchanges) ..............................................  $10
   Trader's fee (shares held less than 30 days) ....................... 1.00%

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)
   Management fees (net of waivers and reimbursements .............     0.00%
   12b-1 fees .....................................................     0.25%
   Other expenses, including transfer agency
      and accounting services fees ................................     2.25%
   Total fund operating expenses ..................................     2.50%(2)

Except for active ABC Investment PlanT accounts, custodial accounts for minors and retirement accounts, if an account balance falls, for any reason other than market fluctuations, below $5,000 anytime during a month, that account will be subject to a monthly small account charge of $1 which will be payable quarterly. See SMALL ACCOUNTS.

A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 charge. International wires will be higher.

HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES(1):

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period.

           1 year...............................  $35
           3 years..............................  $88

The hypothetical example is based on the Fund's expenses after expense reimbursements and waivers by the Advisor. In conformance with SEC regulations, the example is based upon a $1,000 investment; however, the Fund's minimum investment is $5,000. In practice, a $1,000 account would be assessed a monthly $1.00 small account charge, which is not reflected in the example. See SMALL ACCOUNTS. Included in these estimates is the account closing fee of $10 for each period. This fee is a flat charge that does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses will be substantially lower in percentage terms than the illustration implies. The example should not be considered a representation of future expenses. Actual expenses may be more or less than those shown.

                              FINANCIAL HIGHLIGHTS

The following per share data and ratios for a share of beneficial interest outstanding throughout the period from commencement of operations on February 20, 1997, though April 30, 1997, have not been audited. The fund's April 30, 1997, semiannual report to shareholders includes financial statements that are incorporated by reference into the Statement of Additional Information ("SAI"). In addition to the data below, detailed information about the fund's performance is found in the semiannual report to shareholders and SAI, which you may obtain without charge by calling 1-800-US-FUNDS.

------------------------------
(1) Annual fund operating expenses are based on the fund's historical expenses. The fund pays management fees, transfer agency fees, and accounting services fees to U.S. Global Investors, Inc. (the "Advisor") and its wholly owned subsidiaries. The Advisor then pays a part of the management fee to Global Strategic Management, Inc. (the "Sub-Advisor") for serving as sub-advisor. See the MANAGEMENT OF THE FUNDS section for additional information.

(2) 2The Advisor has guaranteed that total fund operating expenses for the fund (as a percentage of net assets) will not exceed 2.50% annually through October 31, 1997, and until such later date as the Advisor determines. Based on the actual total fund operating expense from commencement of operations on February 20, 1997, through April 30, 1997, management fees, other expenses, transfer agency fees, accounting services fees and total fund operating expenses would be 1.33%, 2.39%, 0.41%, 3.01%, and 7.14%, respectively, without the fee waiver and expense reimbursement by the Advisor.

                                                                 PERIOD ENDING
                                                               APRIL 30, 1997(A)
                                                               -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .........................   $     10.00
                                                                    --------
Investment Activities
     Net investment income ...................................          0.06
     Net realized and unrealized gain (loss) .................         (0.51)
                                                                    --------
Total from investment activities .............................          (.45)
Distributions ................................................          --
NET ASSET VALUE, END OF PERIOD ...............................   $      9.55
                                                                    ========
TOTAL RETURN (excluding account fees) ........................         (4.50)%
Ratios to Average Net assets(b):
     Net investment income ...................................          2.77%
     Total expenses ..........................................          7.14%
     Expenses reimbursed or offset ...........................         (4.64)%
     Net expenses ............................................          2.50%
Average commission rate paid .................................   $      0.0385
Portfolio turnover rate ......................................          8.00%

-----------------
(a) From February 20, 1997 (commencement of operations).

(b) Ratios are annualized for periods of less than one year. Expreses reimbursed or offset reflect reductions to total expenses. Such amounts would decrease the net investment income ratio had such reductions not occurred.


                       INVESTMENT OBJECTIVES AND PRACTICES

The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing throughout the world in a diversified portfolio consisting primarily (80% of total assets during normal market conditions) of marketable common stocks and in securities convertible into common stocks of global (both international and domestic) blue chip corporations that the Sub-Advisor believes the market has undervalued.

The Fund is committed to flexible value investing, searching for common stocks that are selling at substantial discounts to the underlying value of their assets, earning power, or private market value. Taking a global approach, the Fund searches for value investments around the world. The Fund seeks first to build and maintain core investments in the common stock of international blue chip companies that are well capitalized and well managed and enjoy strong balance sheets and brand-name recognition in their own markets. The Sub-Advisor believes such companies are poised to grow and prosper with the continued development of consumer markets around the world. Supplementing these core investments, the Fund has the flexibility to purchase a wide variety of investments that appear to the Sub-Advisor to offer value at any particular time. The Sub-Advisor searches for a variety of unrecognized contrarian investments, including at any given time, securities issued by smaller, lesser known companies, new companies, and companies operating in emerging markets. The Fund may also invest in debt securities (although income is an incidental consideration) including high yield or junk bonds, convertible securities, and commodity-linked securities.

Under normal market conditions the Fund will invest primarily (up to 100% of its assets) in foreign securities, although investments in United States securities are permitted and will be emphasized when the Sub-Advisor believes that opportunities in the United States markets appear more attractive. When deemed appropriate by the Fund's Sub-Advisor for short-term investment or defensive purposes, the Fund may hold a portion of its assets (up to 100%) in short-term debt instruments including commercial paper, certificates of deposit, or repurchase agreements.

The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective is not a fundamental policy and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified in writing at least thirty days prior to any material change in the Fund's investment objective. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies that may be changed by the Board of Trustees without shareholder approval.


                           OTHER INVESTMENT PRACTICES

As a fundamental policy that cannot be changed without a vote of shareholders:

     (a) the Fund may not invest more than 25% of its total assets in securities of companies principally engaged in any one industry (other than obligations issued or guaranteed by the United States Government or any of its agencies or instrumentalities);

     (b) with respect to 75% of its total assets, the Fund will not: (i) invest more than 5% of the value of its total assets in the securities of any one issuer (except such limitation will not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities); nor (ii) acquire more than 10% of the outstanding voting securities of any one issuer;

     (c) the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets;

     (d) the Fund may borrow up to 33 1/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) when deemed desirable or appropriate to effect redemptions, provided, however, that the Fund will not purchase additional securities while borrowings exceed 5% of the Funds total assets.

PORTFOLIO TURNOVER

It is the policy of the Fund to seek long-term growth of capital. The Fund will effect portfolio transactions without regard to its holding period if, in the judgment of the Advisor and Sub-Advisor, such transactions are in the best interests of the Fund. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months. The Fund's Portfolio turnover rate is described in the FINANCIAL HIGHLIGHTS section. See PORTFOLIO TURNOVER in the Statement of Additional Information.

PORTFOLIO TRANSACTIONS

In executing portfolio transactions and selecting brokers or dealers, the Fund seeks the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Advisor and Sub-Advisor are permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Advisor and Sub-Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Advisor will not be reduced by reason of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker-dealers through or with whom the Fund places portfolio transactions, the Advisor or Sub-Advisor may be relieved of expenses which they might otherwise bear.

REPURCHASE AGREEMENTS

The Fund may invest a portion of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States

Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees consider creditworthy.

STRATEGIC TRANSACTIONS

The Fund may, but is not required to, use various other investment strategies as described below. Such strategies are generally accepted as modern portfolio management techniques and are regularly used by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, financial futures contracts and options thereon, and may enter into various currency transactions such as currency forward contracts, currency futures contracts, or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). The Fund will not sell put options except in closing transactions.

The Fund may engage in Strategic Transactions for hedging, risk management, or portfolio management purposes and not for speculation. Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio. Such changes may result from securities markets or currency exchange rate fluctuations. Strategic Transactions may also be used to attempt to protect the Fund's unrealized gains or prevent losses in the value of its portfolio securities, or to establish a position using Strategic Transactions as a temporary substitute for purchasing or selling particular securities. See INVESTMENT OBJECTIVES AND POLICIES -- RISK CONSIDERATIONS OF THE FUND in the Statement of Additional Information. The ability of the Fund to use these Strategic Transactions successfully will depend upon the Sub-Advisor's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when it engages in Strategic Transactions.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Fund may receive a fee from broker-dealers for lending its portfolio securities. The Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash, United States Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. The Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. The Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.


                                  RISK FACTORS

The Fund is designed for long-term value investors who can accept international investment risk. The Fund's share price will tend to reflect the movements of the different securities markets in which it is invested and, unless hedged, the foreign currencies in which investments are denominated.

Because the Fund's investments will be subject to the market fluctuations and risks inherent in all investments, there can be no assurance that the Fund's stated objective will be realized. The Fund's Advisor and Sub-Advisor will seek to minimize these risks through professional management and investment diversification. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

MARKET RISK

Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Advisor or Sub-Advisor. As a result, the return and net asset value of the Fund will fluctuate.

The Fund may purchase common stock of small and medium size companies which may be unseasoned and which often fluctuate in price more than common stocks of larger, more mature companies.

Debt securities, including investment grade and high yield bonds, are also subject to price fluctuations based on changes in the level of interest rates, which will generally result in these securities changing in price in the opposite direction. That is, these securities will experience appreciation when interest rates decline and will depreciate when interest rates rise.

FOREIGN INVESTMENTS

While investment by the Fund on an international basis will permit shareholders to participate in economic developments abroad, such investments involve certain risks not ordinarily associated with investing in securities of United States issuers. These risks may include political instability of some foreign governments, fluctuation in foreign exchange rates, the imposition of exchange control regulations, the possibility of expropriation decrees, more limited information about foreign issuers, different accounting standards, higher brokerage costs and foreign withholding taxes. Moreover, foreign securities and their markets may not be as liquid as U.S. securities and their markets.

To the extent the Fund's investments are denominated in and pay interest or dividends in foreign currencies, and to the extent that the Fund's currency exposure is unhedged, the value of their investment by the Fund, as measured in U.S. dollars, may be affected either favorably or unfavorably by movements in exchange rates between the dollar and those foreign currencies. For more detailed information see FOREIGN SECURITIES in the Statement of Additional Information.

EMERGING MARKETS

The Fund may invest up to 15% of its assets in emerging markets, but not more than 5% of its assets in any single country considered to be part of the emerging market. Any company with a market capitalization of $500 million or more is excluded from the 15% limitation regardless of whether or not it is incorporated or primarily operates in an emerging market. The risks of investing in foreign markets are generally intensified for investments in emerging markets since their economies are generally smaller, less diverse, and less mature, and their political systems less stable than those in developed countries. A more complete description of the risks associated with investing in emerging markets is contained in the Statement of Additional Information.

CURRENCY HEDGING

The Sub-Advisor may engage in Strategic Transactions in an attempt to hedge the Fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the Fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's performance even when the Sub-Advisor attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on Strategic Transactions and increased transaction expenses.

LOWER-RATED AND UNRATED DEBT SECURITIES

The Fund may invest up to 15% of its assets in debt securities without regard to credit rating and may, therefore, invest in instruments that could experience a default in the payment of principal and interest. The Fund may also purchase debt securities on which the issuer has defaulted.

Lower-rated or unrated high yield debt securities are commonly known as junk bonds and are often considered to be of speculative grade. They involve greater risk of default due to changes in economic conditions, changes in the issuer's creditworthiness or other circumstances. The market for these securities is generally more limited and their prices may experience greater volatility than in the case of debt securities with higher ratings. See the Statement of Additional Information for a more complete discussion of the risks of investing in lower-rated and unrated debt securities.

COMMODITY LINKED SECURITIES

The Fund may invest up to 10% of its net assets in structured notes and/or preferred stock, the value of which is linked to the price of gold or other commodities. Such structured securities have different characteristics and risks than other types of securities in which the Fund may invest. For example, not only the coupon and/or dividend but also the redemption amount may be increased or decreased depending on the change in the price of the referenced commodity. See COMMODITY LINKED SECURITIES in the Statement of Additional Information for further information.

ILLIQUID SECURITIES

Disposition of illiquid securities often takes more time than more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund. As a non-fundamental policy, the Fund will not invest more than 15% of its net assets in illiquid securities.


                             HOW TO PURCHASE SHARES

The minimum initial investment for the Fund is $5,000 for regular accounts or $1,000 for custodial accounts for minors. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in the ABCT Investment Plan (Automatically Building Capital) is $1,000, and the minimum subsequent investment pursuant to such a plan is $100 or more per month per account. No minimum purchase is required for retirement plan accounts, including IRAs, administered by the Advisor or its agents and affiliates. Management may waive the minimum initial or subsequent investment requirements for purchases made through qualifying broker-dealers of certain institutional programs.

YOU MAY INVEST IN THE FOLLOWING WAYS:

BY MAIL

Send your application and check, made payable to the Adrian Day Global Opportunity Fund, to P.O. Box 781234, San Antonio, Texas 78278-1234.

When making subsequent investments, enclose your check with the return remittance section of the confirmation statement, or write your name, address and account number on your check or a separate piece of paper and mail to the address mentioned above. Do not use the remittance part of your confirmation statement for a different fund because it is pre-coded. This may cause your investment to be invested into the wrong fund. If you wish to purchase shares in more than one fund, send a separate check or money order for each fund. Third party checks will not be accepted, and the Trust reserves the right to refuse to accept second party checks.

BY TELEPHONE

Once your account is open, you may make investments by telephone by calling 1-800-US-FUNDS (1-800-873-8637). Investments by telephone are not available in money market funds or any retirement account administered by the Advisor or its agents. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within seven business days after the date of the transaction. You cannot exchange shares purchased by telephone until after payment has been received and accepted by the Trust.

BY WIRE

You may make your initial or subsequent investments in U.S. Global Accolade Funds by wiring funds. To do so, call U.S. Global Accolade Funds at 1-800-US-FUNDS (1-800-873-8637) for a confirmation number and wiring instructions.

BY ABC INVESTMENT PLAN (Registered Trademark)

The ABC Investment Plan (Registered Trademark) (Automatically Building Capital) is offered as a special service allowing you to build a position in any of the U.S. Global Investors family of funds over time without trying to outguess the market. Once your account is open, you may make investments automatically by completing the ABC Investment PlanT form authorizing U.S. Global Accolade Funds to draw on your money market or bank account for a minimum of $100 a month beginning within thirty (30) days after the account is opened. These lower minimums are a special service bringing to small investors the benefits of U.S. Global Accolade Funds without requiring a $5,000 minimum initial investment.

Your investment dollars will automatically buy more shares when the market is undervalued and fewer shares when the market is overvalued. By investing an equal amount at regular, periodic intervals, you avoid the extremes in the market. Of course, using the ABC Investment PlanT does not guarantee a profit. If you sell at the bottom, no system will give you a gain.

You may call 1-800-873-8637 to open a treasury money market fund or you could ask your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment or discontinue the Plan anytime by letter received by U.S. Global Accolade Funds at least two weeks before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

All purchases of shares are subject to acceptance by the Trust and are not binding until accepted. U.S. Global Accolade Funds reserves the right to reject any application or investment. Orders received by the Fund's transfer agent or a subagent before 4:00 p.m. Eastern time, Monday through Friday exclusive of business holidays, and accepted by the Fund will receive the share price next computed after receipt of the order. If the NYSE and other financial markets close earlier, as on the eve of a holiday, orders will become effective earlier in the day at the close of trading on the NYSE.

If your telephone order to purchase shares is canceled due to nonpayment or late payment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Trust because of such cancellation.

If a check is returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20, and you will be responsible for any loss incurred by the Trust with respect to canceling the purchase.

To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any affiliated funds already owned by any purchaser whose order is canceled, for whatever reason. Such a purchaser may be prohibited from placing additional orders unless investments are accompanied by full payment by wire or cashier's check.

U.S. Global Accolade Funds charges no sales commissions or "loads" of any kind. However, investors may purchase and sell shares through registered broker-dealers who may charge fees for their services.

CHECKS DRAWN ON FOREIGN BANKS. To be received in good order, an investment must be made in U.S. dollars payable through a bank in the U.S. As an accommodation, the Fund's transfer agent may accept checks payable in a foreign currency or drawn on a foreign bank and will attempt to convert such checks into U.S. dollars and repatriate such amount to the Fund's account in the

U.S. Your investment in the Fund will not be considered to have been received in good order until your foreign check has been converted into U.S. dollars and is available to the Fund through a bank in the U.S. Your investment in the Fund may be delayed until your foreign check has been converted into U.S. dollars and cleared the normal collection process. Any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

If the Trust incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

TAX IDENTIFICATION NUMBER

The Fund is required by Federal law to withhold and remit to the United States Treasury a part of the dividends, capital gain distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the transfer agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year-end.

CONFIRMATION STATEMENTS

When you open your account, U.S. Global Accolade Funds will send you a confirmation statement, which will be your evidence that you have opened an account with U.S. Global Accolade Funds. The confirmation statement is nonnegotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble, as you would with a negotiable stock certificate. The fund does not issue stock certificates.


                             HOW TO EXCHANGE SHARES

You have the privilege of exchanging into any of the other funds in the U.S. Global Investors family of funds. An exchange involves the redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

FUNDS IN THE U.S. GLOBAL INVESTORS FAMILY OF FUNDS

Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment PlanT. The list below is a reward and risk guide to all of the mutual funds in the U.S. Global Investors family of funds. This guide may help you decide if a fund is suitable for your investment goals.


         HIGH REWARD      China Region Opportunity Fund
           HIGH RISK      Regent Eastern European Fund
                          U.S. Gold Shares Fund
                          U.S. World Gold Fund
                          U.S. Global Resources Fund
                          Adrian Day Global Opportunity Fund
                          Bonnel Growth Fund
     MODERATE REWARD      U.S. Real Estate Fund
       MODERATE RISK      U.S. All American Equity Fund
                          MegaTrends Fund
                          U.S. Income Fund
                          U.S. Tax Free Fund
                          United Services Near-Term Tax Free Fund
          LOW REWARD      U.S. Government Securities Savings Fund
            LOW RISK      U.S. Treasury Securities Cash Fund


If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-US-FUNDS
(1-800-873-8637).

BY TELEPHONE

You will be able to automatically direct U.S. Global Accolade Funds to exchange your shares by calling toll free 1-800-US-FUNDS (1-800-873-8637). In connection with such exchanges, neither the Fund nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, because of this policy, will bear the risk of loss. The Fund and/or its transfer agent will, however, use reasonable procedures to confirm that telephone instructions are genuine (including requiring some form of personal identification, providing written confirmation and tape recording conversations). If either party does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions.

BY MAIL

You may direct U.S. Global Accolade Funds in writing to exchange your shares between identically registered accounts in the U.S. Global Investors family of funds. The request must be signed exactly as the name appears in the registration. (Before writing, read ADDITIONAL INFORMATION ABOUT EXCHANGES.)

ADDITIONAL INFORMATION ABOUT EXCHANGES

(1) A $5 charge will be paid to United Shareholder Services, Inc. for each exchange out of any fund account. Retirement accounts administered by the Advisor or its agents are charged $5 for each exchange exceeding three per quarter. Exchange fees cover administrative costs associated with handling these exchanges.

(2) An exchange involves both the redemption of shares out of the Fund and the purchase of shares in a "Separate Fund." Like any other purchase, shares of the Separate Fund cannot be purchased by exchange until all conditions of purchase are met, including investable proceeds being immediately available. Like any other redemption, the Fund reserves the right to hold exchange proceeds for up to seven days. In general, the Fund expects to exercise this right on exchanges of $50,000 or more. In such event, purchase of the Separate Fund shares will also be delayed. Separate Fund shares will be priced at their net asset value at the time of purchase. Redemption proceeds will not be invested in either fund during this period. Fund shares will always be redeemed immediately; however, Separate Fund shares will not be purchased until investable proceeds are available. You will be notified immediately if the purchase will be delayed.

(3) Shares may not be exchanged unless you have furnished U.S. Global Accolade Funds with your tax identification number, certified as required by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number. (See TAX IDENTIFICATION NUMBER.)

(4) Exchanges out of the Adrian Day Global Opportunity Fund of shares held less than 30 days are subject to a trader's fee. (See TRADER'S FEE PAID TO FUNDS.)

(5) The exchange privilege may be canceled anytime. The exchange fee and other terms of the privilege are subject to change.


                              HOW TO REDEEM SHARES

You may redeem any or all of your shares at will. Requests received in proper order by the Trust's transfer agent or a subagent before 4:00 p.m. Eastern time, Monday through Friday exclusive of business holidays, will receive the share price next computed after receipt of the request.

BY MAIL

A written request for redemption must be in "proper order," which requires the delivery of the following to the transfer agent:

     (1) written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

     (2) signature guarantees when required; and

     (3) additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees, and other fiduciaries. Redemptions will not become effective until all documents, in the form required, have been received by the transfer agent. (Before writing, read ADDITIONAL INFORMATION ABOUT REDEMPTIONS.)

HOW TO EXPEDITE REDEMPTIONS

To redeem your Fund shares by telephone, you may call the Fund and direct an exchange out of the Fund into an identically registered account in a U.S. Global treasury money market fund ($1,000 minimum initial investment). You may then write a check against your treasury money market fund account. See HOW TO EXCHANGE SHARES for a description of exchanges, including the $5 exchange fee. Call 1-800-873-8637 for more information concerning telephone redemptions and a treasury money market fund prospectus.

SPECIAL REDEMPTION ARRANGEMENTS

Institutional investors, brokers, advisers, banks or similar institutions (whether acting for themselves or on behalf of a client) may make special arrangements to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For additional information, call the Trust at 1-800-873-8637. Telephone redemptions are available for Chairman's Circle accounts.

SIGNATURE GUARANTEE

Redemptions of more than $15,000 require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, if
(a) proceeds are to be paid to someone other than the registered owner of the shares or (b) proceeds are to be mailed to an address other than the registered address of record. When a signature guarantee is required, each signature must be guaranteed by: (a) a federally insured bank or thrift institution; (b) a broker or dealer (general securities, municipal, or government) or clearing agency registered with the U.S. Securities and Exchange Commission that maintains net capital of at least $100,000; or (c) a national securities exchange or national securities association. The guarantee must: (i) include the statement "Signature(s) Guaranteed"; (ii) be signed in the name of the guarantor by an authorized person, including the person's printed name and position with the guarantor; and (iii) include a recital that the guarantor is federally insured, maintains the requisite net capital or is a national securities exchange or association. Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments (e.g., legal officers and adjutants).

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL

If your redemption check is mailed, it is usually mailed within 48 hours; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing, or by telephone, of any change of address.

BY WIRE

You may authorize the Fund to transmit redemption proceeds by wire, provided you send written wiring instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Trust reserves the right to hold redemptions for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed or wired until the purchase check has cleared, which may take up to seven days. A $10.00 charge will be deducted from redemption proceeds to cover the wire. International wire charges will be higher.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

A request to redeem shares in an IRA or similar retirement account must be accompanied by IRS Form W4-P and a reason for withdrawal as required by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to redeem or prohibit would have a material adverse consequence for the Trust and its shareholders. No account closing fee or redemption fee will be charged to investors whose accounts are closed under this provision.

TRADER'S FEE PAID TO FUND

A trader's fee of 1.00% of the value of shares redeemed or exchanged will be assessed to shareholders who redeem or exchange shares of the Fund held less than thirty (30) calendar days. The trader's fee will be paid to the Fund to benefit remaining shareholders by protecting them against expenses due to excessive trading. Excessive short-term trading has an adverse impact on effective portfolio management as well as on Fund expenses. The Fund has reserved the right to refuse investments from shareholders who engage in short-term trading that may be disruptive to the Fund.

ACCOUNT CLOSING FEE

To reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be delivered to them by mail or wire. The charge is payable directly to the Fund's transfer agent; the transfer agent will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. Account closing fees do not apply to exchanges between the funds in the U.S. Global Investors family of funds nor do they apply to any account which is involuntarily redeemed.

SMALL ACCOUNTS

Fund accounts which fall, for any reason other than market fluctuations, below $5,000 anytime during the month will be subject to a monthly small account charge of $1 which will be payable quarterly. The charge is payable directly to the Fund's transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the costs of maintaining shareholder accounts more equally among shareholders.

As a special service for small investors, active ABC Investment Plan (Registered Trademark) accounts, custodial accounts for minors and retirement plan accounts administered by the Advisor or its agents and affiliates will not be subject to the small account charge.

To reduce Fund expenses, the Trust may redeem all shares in any shareholder account, other than active ABC Investment Plan (Registered Trademark) accounts, custodial accounts for minors and retirement plan accounts, if, for a period of more than three months, the account has a net asset value of $2,500 or less and the reduction in value is not due to market fluctuations. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will give those shareholders an opportunity to increase their accounts by investing enough assets to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under this redemption provision.

CONFIRMATION STATEMENTS

Shareholders will normally receive a confirmation statement after each transaction (purchase, redemption, dividend, etc.) showing activity in the account. If you have no transactions, you will receive an annual statement only.

OTHER SERVICES

The Trust offers a number of plans and services to meet the special needs of certain investors. Plans include:

     (1)  payroll deduction plans, including military allotments;

     (2)  custodial accounts for minors;

     (3)  flexible, systematic withdrawal plans; and

     (4) various retirement plans such as IRA, SEP/IRA, 403(b)(7), 401(k) and employer-adopted defined contribution plans.

There is an annual charge for each retirement plan fund account for which Security Trust & Financial Company ("STFC"), a wholly-owned subsidiary of the Advisor, acts as custodian. If the administrative charge is not paid separately before the last business day of a calendar year or before a total redemption, it will be deducted from the shareholder's account. Application forms and brochures describing these plans and services can be obtained from the transfer agent by calling 1-800-US-FUNDS (1-800-873-8637).

SHAREHOLDER SERVICES

United Shareholder Services, Inc., a wholly-owned subsidiary of the Advisor, acts as transfer and dividend paying agent for all fund accounts. Simply write or call 1-800-US-FUNDS for prompt service on any questions about your account.

24-HOUR ACCOUNT INFORMATION

Shareholders can access current information 24 hours a day on yields, share prices, latest dividends, account balances, deposits and redemptions. Just call 1-800-US-FUNDS and press the appropriate codes into your touch-tone phone.


                              HOW SHARES ARE VALUED

Shares of the Fund are purchased or redeemed, on a continuing basis without a sales charge, at their next determined net asset value per share. United Shareholder Services, Inc. calculates the net asset value per share of the Fund. Net asset value per share is determined, and orders become effective, as of 4:00 p.m. Eastern time, Monday through Friday exclusive of business holidays when the NYSE is closed, by dividing the aggregate net assets of the Fund by the total number of outstanding shares of the Fund. If the NYSE and other financial markets close earlier, as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

Valuation will be calculated in U.S. dollars. Securities quoted in other currencies will be converted to U.S. dollars using the exchange rate then in effect in the principal market in which the relevant securities are traded. A portfolio security listed or traded on an international market (market other than those in the United States or Canada), either on an exchange or over-the-counter, is valued at the last reported sales price before the time when assets are valued. A portfolio security listed or traded in the domestic market (market in the United States or Canada), either on an exchange or over-the-counter, is valued at the latest reported sale price before the time when assets are valued. Lacking any sales on that day, the security is valued at the mean of the last reported bid and ask prices.

When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Board of Trustees. These procedures provide, in part, that the Advisor will produce a written "Fair Value Memorandum" stating its methodology and rationale for determining fair value for such assets. A copy of the Fair Value Memorandum will be delivered to the Chairman of the Audit Committee (or any Independent Trustee if the Chairman of the Audit Committee is unavailable). The Chairman of the Audit Committee (or Independent Trustee) will, after full deliberation, have authority to determine fair value in conformance with the Fair Value Memorandum or to call for an immediate meeting of the Audit Committee to establish fair value.

Portfolio securities traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent current market values. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Fund's Board of Trustees deems that the particular event would materially affect the net asset value, in which case an adjustment will be made. If the price of a portfolio security is determined to be materially different from its current market value, such security will be valued at fair value as determined by management and approved in good faith by the Board of Trustees.

Debt securities with maturities of 60 days or less at the time of purchase are valued based on the amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


                               DIVIDENDS AND TAXES

The Fund intends to qualify as a regulated investment company under Sub-Chapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, the Fund will not be subject to Federal income tax on its net investment income and capital gain net income distributed to shareholders.

All income dividends and capital gain distributions are normally reinvested, without charge, in additional full and fractional shares of the Fund. Alternatively, investors may choose (1) automatic reinvestment of capital gain distributions in Fund shares and payment of income dividends in cash, (2) payment of capital gain distributions in cash and automatic reinvestment of income dividends in Fund shares, or (3) all capital gain distributions and income dividends paid in cash. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is recorded. Undeliverable dividend checks returned to the Fund and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned, and the distribution option will be changed to "reinvest."

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any dividend or capital gain distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these distributions are fully taxable.

The Fund generally pays dividends and distributes capital gains, if any, annually.

Mutual funds are potentially subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Part of these dividends may qualify for the 70% dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held the shares.

Each January shareholders will receive a report of their Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year. This statement will also show whether and to what extent distributions qualify for the 70% dividends received deduction available to corporations.

This discussion relates only to generally applicable Federal income tax provisions in effect as of the date of this prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.


                                    THE TRUST

U.S. Global Accolade Funds (the "Trust") is an open-end management investment company consisting of several separate, diversified portfolios.

The Trust was formed April 16, 1993, as a business trust under the laws of the Commonwealth of Massachusetts. It is a series company authorized to issue shares without par value in separate series. Shares of the series have been authorized; shares of each series represent an interest in a separate portfolio. The Board of Trustees has the power to create additional portfolios anytime without a vote of shareholders of the Trust.

Under the Trust's First Amended and Restated Master Trust Agreement, no annual or regular meeting of shareholders is required, although the Trustees may authorize special meetings from time to time. The Trustees serve six-year terms. No shareholder meeting will ordinarily be held unless otherwise required by the Investment Company Act of 1940 (the "1940 Act"). The Trust will call a meeting of shareholders for purposes of voting on the question of removal of one or more Trustees when requested in writing to do so by record holders of not less than 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

On any matter submitted to shareholders, shares of each portfolio entitle their holder to one vote per share, regardless of the relative net asset value of each portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders is required. Each portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights and are fully transferable with no conversion rights.


                             MANAGEMENT OF THE FUND

TRUSTEES

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

THE SUB-ADVISOR

Effective December 18, 1996, the Advisor and the Trust contracted with Global Strategic Management, Inc. (the "Sub-Advisor"), 900 Bestgate Road, Suite 405, Annapolis, Maryland 21401, to serve as Sub-Advisor for the Fund. Mr. Adrian Day, president of the Sub-Advisor and its controlling shareholder, is the Fund's portfolio manager.

Adrian Day has been managing money since the spring of 1991. He is the editor of the widely acclaimed investment newsletter, ADRIAN DAY'S INVESTMENT ANALYST, and has been featured in or has written for many prestigious publications and has been a featured speaker at investment conferences around the world.

The Sub-Advisor manages the composition of the portfolio and furnishes the Fund advice and recommendations with respect to its investments and its investment program and strategy, subject to the general supervision and control of the Advisor and the Trust's Board of Trustees. While the Sub-Advisor does not have experience managing a mutual fund portfolio, it has experience managing, and continues to manage, separate accounts for institutions and wealthy individuals. Investment decisions for the Fund are made independently of investment decisions made for other clients.

Advisor and Sub-Advisor investment personnel may invest in securities for their own accounts according to a Code of Ethics that establishes procedures for personal investing and restricts certain transactions.

In consideration for such services, the Advisor pays the Sub-Advisor a sub-advisory fee. The Advisor and the Sub-Advisor share the management fee equally, except that the Sub-Advisor's fee will be subject to downward adjustments as described in the Statement of Additional Information. The Fund is not responsible for paying any portion of the Sub-Advisor's fees.

THE INVESTMENT ADVISOR

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, under an investment advisory agreement with the Trust dated September 21, 1994, furnishes investment advice and is responsible for overall management of the Trust's business affairs. Frank E. Holmes is Chairman of the Board of Directors and Chief Executive Officer of the Advisor, and President and Trustee of the Trust. Since October 1989, Mr. Holmes has owned more than 25% of the voting stock of the Advisor and is its controlling person. The Advisor was organized in 1968 and serves as investment advisor to U.S. Global Investors Funds (formerly United Services Funds), a family of mutual funds with approximately $1.5 billion in assets.

The Advisor provides management and investment advisory services to the Trust and to the Funds in the Trust. It furnishes an investment program for the Fund; determines, subject to the overall supervision and review of the Board of Trustees, what investments should be purchased, sold and held; and makes changes on behalf of the Trust in the investments of the Fund.

Investment decisions for the Fund are made independently from those of other investment companies advised by U.S. Global Investors, Inc.

The Advisor also provides the Trust with office space, facilities and business equipment and provides the services of executive and clerical personnel for administering the affairs of the Trust. The Advisor pays the expenses of printing and mailing prospectuses and sales materials used for promotional purposes.

The Advisory Agreement with the Trust provides for the Fund to pay the Advisor a flat management fee of 1.25% of the Fund's average net assets.

The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a servicing fee for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares.

The Advisor is reimbursed certain costs for in-house legal services pertaining to the Fund.

The Fund pays all other expenses for its operations and activities. The expenses borne by the Fund include, among others, the charges and expenses of any shareholder servicing agents; custodian fees; legal and auditor expenses; brokerage commissions for portfolio transactions; the advisory fee; extraordinary expenses; expenses of shareholders and trustee meetings; expenses for preparing, printing, and mailing proxy statements, reports and other communications to shareholders; and expenses of registering and qualifying shares for sale.

From February 20, 1997 (commencement of operations), through April 30, 1997, the fund paid the Advisor $386 for providing investment advice, in addition to transfer agency, lockbox, printing, and bookkeeping/accounting services. The fee reflects waivers due to the Advisor's guarantee that the total fund expense for the Fund (as a percentage of net assets) will not exceed 2.50% annually through October 31, 1997, and until such later date as the Advisor determines.

THE TRANSFER AGENT

The transfer agency agreement with the Trust provides for the Fund to pay the transfer agent an annual fee of $23.00 per account ( 1/12 of $23.00 monthly). In connection with obtaining/providing administrative services to the beneficial owners of Fund shares through broker-dealers, banks, trust companies and similar institutions that provide such services and maintain an omnibus account with the transfer agent, the Fund will pay to the transfer agent a monthly fee equal to one-twelfth ( 1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions, which payment will not exceed $1.92 multiplied by the average daily number of accounts holding Fund shares at the institution. These fees cover the usual transfer agency functions. In addition, the Fund bears certain other transfer agent expenses such as the costs of records retention, postage, telephone and line charges (including the toll-free service) used by shareholders to contact the transfer agent. Transfer agent fees and expenses, including reimbursed expenses, are reduced by the amount of small account charges and account closing fees paid to the transfer agent.

The transfer agent performs bookkeeping and accounting services and determines the daily net asset value for the Fund for a fee based upon assets and subject to an annual minimum fee of $35,000.


                            DISTRIBUTION EXPENSE PLAN

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a distribution expense plan (the "Plan") under which Fund assets may be used to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which include the costs of: printing and distribution of prospectuses and promotional materials; making slides and charts for presentations; assisting shareholders and prospective investors in understanding and dealing with the Fund; and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto. Fund assets may be used to pay for or reimburse such expenditures provided the total amount expended pursuant to this Plan does not exceed 0.25% of net assets annually.

Under the terms of the Plan the Fund may pay a servicing fee of up to 0.25% of the Fund's average net assets ( 1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. See DISTRIBUTION PLAN in the Statement of Additional Information.


                             PERFORMANCE INFORMATION

From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return, or its yield AND total return, to that of other mutual funds with similar investment objectives and to stock or other indices. Performance comparisons will not be considered as representative of the future performance of the Fund.

The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also use a total return for differing periods computed in the same manner but without annualizing the total return.

The Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day or one-month period (the period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of that month. This income is then "annualized." That is, the income generated by the investment during the 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation. Dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio, and all recurring charges are recognized.

The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services elected by certain shareholders; e.g., nominal fees like the $5 exchange fee. These fees reduce the actual return realized by shareholders.

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
                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           U.S. GLOBAL ACCOLADE FUNDS

                           SHARES OF THE FUND ARE SOLD
                 AT NET ASSET VALUE WITHOUT SALES COMMISSIONS OR
                                 REDEMPTION FEES

                       Adrian Day Global Opportunity Fund

                               INVESTMENT ADVISOR
                           U.S. Global Investors, Inc.
                               7900 Callaghan Road
                            San Antonio, Texas 78229

                             INVESTMENT SUB-ADVISOR
                        Global Strategic Management, Inc.
                          900 Bestgate Road, Suite 405
                            Annapolis, Maryland 21401

                                 TRANSFER AGENT
                        United Shareholder Services, Inc.
                                 P.O. Box 781234
                          San Antonio, Texas 78278-1234

                                  LEGAL COUNSEL
                        Vedder, Price, Kaufman & Kammholz
                         222 North La Salle, Suite 2600
                             Chicago, Illinois 60601

                                    CUSTODIAN
                              Bankers Trust Company
                                 16 Wall Street
                            New York, New York 10005

                             INDEPENDENT ACCOUNTANT
                              Price Waterhouse LLP
                         One Riverwalk Place, Suite 900
                            San Antonio, Texas 78205

                                     No Load

                       Be Sure to Retain This Prospectus.
                        It Contains Valuable Information.



================  PART B - STATEMENT OF ADDITIONAL INFORMATION  ================


                          U.S. GLOBAL ACCOLADE FUNDS

                                   ADRIAN DAY
                             GLOBAL OPPORTUNITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus (the "Prospectus") dated August 18, 1997, which you may request from U. S. Global Investors, Inc. (the "Advisor"), 7900 Callaghan Road, San Antonio, Texas 78229 or 1-800-US-FUNDS (1-800-873-8637).

The date of this  Statement of Additional  Information is August 18, 1997.

                                TABLE OF CONTENTS

                                                                          PAGE

GENERAL INFORMATION.........................................................3

INVESTMENT OBJECTIVES AND POLICIES..........................................3
         Investment Restrictions............................................4

RISK FACTORS................................................................5
         Equity Price Fluctuation...........................................5
         Foreign Investments................................................5
         Emerging Markets...................................................5
         Lower-Rated and Unrated Debt Securities............................7
         Zero Coupon Securities.............................................8
         Restricted Securities..............................................8
         Commodity Linked Securities........................................8
         Convertible Securities.............................................8
         Other Rights to Acquire Securities.................................9

STRATEGIC TRANSACTIONS......................................................9
         Put and Call Options..............................................10
         Futures Contracts.................................................11
         Foreign Currency Transactions.....................................11
         Use of Segregated and Other Special Accounts......................13

PORTFOLIO TURNOVER.........................................................13

MANAGEMENT OF THE FUND.....................................................13

PRINCIPAL HOLDERS OF SECURITIES............................................15

INVESTMENT ADVISORY SERVICES...............................................15

TRANSFER AGENCY AND OTHER SERVICES.........................................17

DISTRIBUTION PLAN..........................................................17

CERTAIN PURCHASES OF SHARES OF THE FUND....................................18

ADDITIONAL INFORMATION ON REDEMPTIONS......................................19

CALCULATION OF PERFORMANCE DATA............................................19
         Total Return......................................................19
         Nonstandardized Total Return......................................19

TAX STATUS.................................................................20
         Taxation of the Fund -- In General................................20
         Taxation of the Fund's Investments................................20
         Taxation of the Shareholder.......................................20

CUSTODIAN..................................................................21

INDEPENDENT ACCOUNTANTS ...................................................21

FINANCIAL STATEMENTS.......................................................21

                               GENERAL INFORMATION

U.S. Global Accolade Funds (the "Trust") is an open-end management investment company and is a business trust organized under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities (a "Portfolio"). This Statement of Additional Information ("SAI") presents important information concerning the Adrian Day Global Opportunity Fund (the "Fund") and should be read in conjunction with the prospectus.

The assets received by the Trust from the issue or sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such Fund. They constitute the underlying assets of each fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular fund, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

As described under "The Trust" in the prospectus, the Trust's Master Trust Agreement provides that no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940. The Trustees serve for six-year terms.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of any fund are not entitled to vote on any matter that does not affect their fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Fund's investment objectives and policies discussed in the Fund's prospectus.

INVESTMENT RESTRICTIONS

If a percentage investment restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund will not change any of the following investment restrictions, without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of that Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of that Fund are represented either in person or by proxy, or
(2) more than 50% of that Fund's outstanding shares.

The Fund may not:

(1)      Issue senior securities.

(2) Borrow money, except that the Fund may borrow not in excess of 5% of its total assets from banks as a temporary measure for extraordinary purposes, may borrow up to 33 1/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions, provided, however, that the Fund will not purchase additional securities while borrowings exceed 5% of the total assets of the Fund.

(3)      Underwrite the securities of other issuers.

(4)      Invest in real estate.

(5) Engage in the purchase or sale of commodities or commodity futures contracts, except that the Fund may invest in futures contracts, forward contracts, options, and other derivative investments in conformance with policies disclosed in the Fund's then current prospectus and/or Statement of Additional Information.

(6) Lend its assets, except that the Fund may purchase money market debt obligations and repurchase agreements secured by money market obligations, and except for the purchase or acquisition of bonds, debentures or other debt securities of a type customarily purchased by institutional investors and except that any Fund may lend portfolio securities with an aggregate market value of not more than one-third of such Fund's total net assets. (Accounts receivable for shares purchased by telephone shall not be deemed loans.)

(7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

(8)      Sell short more than 5% of its total assets.

(9) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry. For the purposes of determining industry concentration, the Fund relies on the Standard Industrial Classification as complied by Standard & Poor's Compustat Services, Inc. as in effect from time to time

(10) With respect to 75% of its total assets the Fund will not: (a) Invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States ("U.S.") Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

(11) Invest more than 10% of its total net assets in open-end investment companies. To the extent that the Fund shall invest in open-end investment companies, the Fund's Advisor and Sub-Advisor shall waive a proportional amount of their management fee.

                                  RISK FACTORS

The following information supplements the discussion of the Fund's risk factors discussed in the Fund's prospectus. The following are among the most significant risks associated with an investment in the Fund.

EQUITY PRICE FLUCTUATION. Equity securities are subject to price fluctuations depending on a variety of factors, including market, business, and economic conditions.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

EMERGING MARKETS. The Fund may invest up to 20% of its total assets in countries considered by the Sub-Advisor to represent emerging markets. However, the Fund may not invest more than 5% of its total assets in any single emerging market country. The Sub-Advisor determines which countries are emerging market countries by considering various factors, including development of securities laws and market regulation, total number of issuers, total market capitalization, and perceptions of the investment community. Generally, emerging markets are those other than North America, Western Europe, and Japan. For example, the Sub-Advisor currently considers the following countries to be among the emerging markets in which it might invest: Argentina, Brazil, China, Columbia, Czech Republic, Indonesia, Peru, Philippines, Thailand, Turkey and Zimbabwe.

Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the below listed risks before making an investment in the Fund. Investing in emerging markets is considered speculative and involves the risk of total loss.

Risks of investing in emerging markets include:

(1) the risk that the Fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

(2) the fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations The relatively small market capitalization and trading volume of emerging market securities may cause the Fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms that are inherent in the markets of more developed nations may lead to turmoil in the market place, as well as the inability of the Fund to liquidate its investments;

(3) greater social, economic and political uncertainty (including the risk of war);

(4)      greater   price   volatility,    substantially   less   liquidity   and
         significantly smaller market capitalization of securities markets;

(5) currency exchange rate fluctuations and the lack of available currency hedging instruments;

(6)      higher rates of inflation;

(7) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars;

(8)      greater governmental involvement in and control over the economy;

(9) the fact that emerging market companies may be smaller, less seasoned and newly organized;

(10) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers;

(11) the fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;

(12) the fact that statistical information regarding the economy of many emerging market countries may be inaccurate or not comparable to statistical information regarding the United States or other economies;

(13)     less extensive regulation of the securities markets;

(14)     certain  considerations  regarding the  maintenance  of Fund  portfolio
         securities   and  cash  with  foreign   subcustodians   and  securities
         depositories;

(15) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

(16) the risk that the Fund may be subject to income or withholding taxes imposed by emerging market counties or other foreign governments. The Fund intends to elect, when eligible, to "pass through" to the Fund's shareholders the amount of foreign income tax and similar taxes paid by the Fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

(17) the fact that the Fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks, although these strategies cannot at the present time be used to a significant extent by the Fund in the markets in which the Fund will principally invest;

(18) enterprises in which the Fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the Fund's investment in it. Restrictive or over regulation may therefore be a form of indirect nationalization;

(19) businesses in emerging markets only have a very recent history of operating within a market-oriented economy. Overall, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology and (iii) a sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move toward a more market-oriented economy;

(20) investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Advisor or Sub-Advisor. As a result, the return and net asset value of the Fund will fluctuate;

(21) the Sub-Advisor may engage in hedging transactions in an attempt to hedge the Fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the Fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's performance even when the Sub-Advisor attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

(22) disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund. As a non-fundamental policy the Fund will not invest more than 15% of its net assets in illiquid securities.

LOWER-RATED AND UNRATED DEBT SECURITIES. The Fund may invest up to 15% of its total assets in debt rated less than investment grade (or unrated) by Standard & Poor's Corporation (Chicago), Moody's Investors Service (New York), Duff & Phelps (Chicago), Fitch Investors Service (New York), Thomson Bankwatch (New
York), Canadian Bond Rating Service (Montreal), Dominion Bond Rating Service (Toronto), IBCA (London), The Japan Bond Research Institute (Tokyo), Japan Credit Rating Agency (Tokyo), Nippon Investors Service (Tokyo), or S&P-ADEF (Paris). In calculating the 15% limitation, a debt security will be considered investment grade if any one of the above listed credit rating agencies rates the security as investment grade.

Overall, the market for lower-rated or unrated bonds may be thinner and less active, such bonds may be less liquid and their market prices may fluctuate more than those of higher-rated bonds, particularly in times of economic change and market stress. In addition, because the market for lower-rated or unrated corporate debt securities has in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructuring, past experience may not provide an accurate indication of the future performance of that market or of the frequency of default, especially during periods of economic recession. Reliable objective pricing data for lower-rated or unrated bonds may tend to be more limited; in that event, valuation of such securities in the Fund's portfolio may be more difficult and will require greater reliance on judgment.

Since the risk of default is generally higher among lower-rated or unrated bonds, the Sub-Advisor's research and analysis are especially important in the selection of such bonds, which are often described as "high yield bonds" because of their generally higher yields and referred to figuratively as "junk bonds" because of their greater risks.

In selecting lower-rated bonds for investment by the Fund, the Sub-Advisor does not rely exclusively on ratings, which in any event evaluate only the safety of principal and interest, not market value risk, and which, additionally, may not accurately reflect an issuer's current financial condition. The Fund does not have any minimum rating criteria for its investments in bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur.

ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities that pay no cash income and are sold at substantial discounts from their value at maturity. When held from issuance to maturity, their entire income, consisting of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest.

RESTRICTED SECURITIES. The Fund may, from time to time, purchase securities that are subject to restrictions on resale. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the Fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the Fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the Fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

COMMODITY LINKED SECURITIES. The Fund may invest in structured notes and/or preferred stock, the value of which is linked to the price of a referenced commodity. Structured notes and/or preferred stock differ from other types of securities in which the Fund may invest in several respects. For example, not only the coupon but also the redemption amount at maturity may be increased or decreased depending on the change in the price of the referenced commodity. Investment in commodity linked securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the referenced commodity. Further, in certain cases the coupon and/or dividend may be reduced to zero, and any additional decline in the value of the security may then reduce the redemption amount payable on maturity. Finally, commodity linked securities may be more volatile than the price of the referenced commodity.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

OTHER RIGHTS TO ACQUIRE SECURITIES. The Fund may also invest in other rights to acquire securities, such as options and warrants. These securities represent the right to acquire a fixed or variable amount of a particular issue of securities at a fixed or formula price either during specified periods or only immediately before termination. These securities are generally exercisable at premiums above the value of the underlying securities at the time the right is issued. These rights are more volatile than the underlying stock and will result in a total loss of the Fund's investment if they expire without being exercised because the value of the underlying security does not exceed the exercise price of the right.

                             STRATEGIC TRANSACTIONS

The Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). The Fund may engage in Strategic Transactions for hedging, risk management, or portfolio management purposes, but not for speculation, and it will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

Strategic Transactions may be used to attempt (1) to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, (2) to protect the Fund's unrealized gains in the value of its portfolio securities, (3) to facilitate the sale of such securities for investment purposes, (4) to manage the effective maturity or duration of the Fund's portfolio, or (5) to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund's ability to successfully use these Strategic Transactions will depend upon the Sub-Advisor's ability to predict pertinent market movements, and cannot be assured. Engaging in Strategic Transactions will increase transaction expenses and may result in a loss that exceeds the principal invested in the transactions.

Strategic Transactions have risk associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund. For example, selling call options may force the sale of portfolio securities at inopportune times or for lower prices than current market values. Selling call options may also limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and option markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction, and substantial losses might be incurred. However, the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position. At the same time they tend to limit any potential gain that might result from an increase in value of such position. Finally, the daily variation margin requirement for futures contracts would create a greater on going potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been used.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

PUT AND CALL OPTIONS. The Fund may purchase and sell (issue) both put and call options. The Fund may also enter into transactions to close out its investment in any put or call options.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underling instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An "American style" put or call option may be exercised at any time during the option period while a "European style" put or call option may be exercised only upon expiration or during a fixed period prior thereto.

The Fund is authorized to purchase and sell both exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. OTC options are purchased from or sold to securities dealers, financial institutions or other parties ["Counterparty(ies)"] through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option are set by negotiation of the parties. Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option.

The Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. Exchange listed options, because they are standardized and not subject to Counterparty credit risk, are generally more liquid than OTC options. There can be no guarantee that the Fund will be able to close out an option position, whether in exchange listed options or OTC options, when desired. An inability to close out its options positions may reduce the Fund's anticipated profits or increase its losses.

If the Counterparty to an OTC option fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund, or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund may lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Sub-Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

The Fund will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security, commodity, index, currency or other instrument security decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security, commodity, index, currency or other instrument increases or does not decrease by more than the premium (in the case of a put option). The Fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the Fund would exceed 5% of the Fund's total assets.

If the Fund sells (i.e., issues) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio, or may increase the Fund's income. If the Fund sells (i.e., issues) a put option, the premium that it receives may serve to reduce the cost of purchasing the underlying security, to the extent of the option premium, or may increase the Fund's capital gains. All options sold by the Fund must be "covered" (i.e., the Fund must either be long (when selling a call option) or short (when selling a put option), the securities or futures contract subject to the calls or must meet the asset segregation requirements described below as long as the option is outstanding. Even though the Fund will receive the option premium to help protect it against loss or reduce its cost basis, an option sold by the Fund exposes the Fund during the term of the option to possible loss. When selling a call, the Fund is exposed to the loss of opportunity to realize appreciation in the market price of the underlying security or instrument, and the transaction may require the Fund to hold a security or instrument that it might otherwise have sold. When selling a put, the Fund is exposed to the possibility of being required to pay greater than current market value to purchase the underlying security, and the transaction may require the Fund to maintain a short position in a security or instrument it might otherwise not have maintained. The Fund will not write any call or put options if, immediately afterwards, the aggregate value of the Fund's securities subject to outstanding call or put options would exceed 25% of the value of the Fund's total assets.

FUTURES CONTRACTS. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchange where they are listed with payment of an initial variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC and will be entered into only for bonafide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) that initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked-to-market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the purchaser. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potentially subsequent variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset, before settlement, at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately afterwards, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value). However, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

FOREIGN CURRENCY TRANSACTIONS. The Fund may engage in currency transactions with Counterparties in an attempt to hedge an investment in an issuer incorporated or operating in a foreign country or in a security denominated in the currency of a foreign country against a devaluation of that country's currency. Currency transactions include forward currency contracts, exchange listed currency futures, and exchange listed and OTC options on currencies. The Fund's dealing in forward currency contracts and other currency transactions such as futures, options, and options on futures generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which the Fund has (or expects to have) portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings or portfolio securities, the Fund may engage in proxy hedging. Proxy hedging may be used when the currency to which the Fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency in which some or all of the Fund's portfolio securities are, or are expected to be denominated, and to buy U.S. dollars.

To hedge against a devaluation of a foreign currency, the Fund may enter into a forward market contract to sell to banks a set amount of such currency at a fixed price and at a fixed time in the future. If, in foreign currency transactions, the foreign currency sold forward by the Fund is devalued below the price of the forward market contract and more than any devaluation of the U.S. dollar during the period of the contract, the Fund will realize a gain as a result of the currency transaction. In this way, the Fund might reduce the impact of any decline in the market value of its foreign investments attributable to devaluation of foreign currencies.

The Fund may sell foreign currency forward only as a means of protecting its foreign investments or to hedge in connection with the purchase and sale of foreign securities, and may not otherwise trade in the currencies of foreign countries. Accordingly, the Fund may not sell forward the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated in that particular foreign currency (or issued by companies incorporated or operating in that particular foreign country) plus an amount equal to the value of securities it anticipates purchasing less the value of securities it anticipates selling, denominated in that particular currency.

As a result of hedging through selling foreign currencies forward, in the event of a devaluation, it is possible that the value of the Fund's portfolio would not depreciate as much as the portfolio of a fund holding similar investments that did not sell foreign currencies forward. Even so, the forward market contract is not a perfect hedge against devaluation because the value of the Fund's portfolio securities may decrease more than the amount realized by reason of the foreign currency transaction. To the extent that the Fund sells forward currencies that are thereafter revalued upward, the value of the Fund's portfolio would appreciate to a lesser extent than the comparable portfolio of a fund that did not sell those foreign currencies forward. If, in anticipation of a devaluation of a foreign currency, the Fund sells the currency forward at a price lower than the price of that currency on the expiration date of the contract, the Fund will suffer a loss on the contract if the currency is not devalued, during the contract period, below the contract price. Moreover, it will not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency in the future at a price above the devaluation level it anticipates. It is possible that, under certain circumstances, the Fund may have to limit its currency transactions to permit the Fund to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Foreign currency transactions would involve a cost to the Fund, which would vary with such factors as the currency involved, the length of the contact period and the market conditions then prevailing.

The Fund will not attempt to hedge all its foreign investments by selling foreign currencies forward and will do so only to the extent deemed appropriate by the Sub-Advisor.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent that the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation of the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or subject to any regulatory restrictions, an amount of cash or liquid high grade debt securities at least equal to the current amount of the obligation must either be identified as being restricted in the Fund's accounting records or physically segregated in a separate account at the Fund's custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For the purpose of determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.

                               PORTFOLIO TURNOVER

The Fund's management buys and sell securities for the Fund to accomplish investment objectives. The Fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the Fund is known as "portfolio turnover." A high portfolio turnover rate may cause the Fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions that may be taxable to shareholders. Any short term gain realized on securities will be taxed to shareholders as ordinary income. See "Tax Status."



Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by the Sub- Advisor. Broker-dealers are selected on the basis of their ability to obtain the best price and execution for the Fund's transactions, recognizing brokerage, research and other services provided to the Fund and to the Sub- Advisor. The Sub-Advisor may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund paid a total of $3,716 in brokerage fees for the period from February 20, 1997 (commencement of operations), through April 30, 1997.



                             MANAGEMENT OF THE FUND

The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

NAME AND ADDRESS       TRUST POSITION   PRINCIPAL OCCUPATION
-------------------    ---------------  ----------------------------------------
Frank E. Holmes (1)    Trustee          Chairman of the Board of  Directors  and
                       President,       Chief Executive  Officer of the Advisor.
                       Chief Executive  Since October 1989 Mr. Holmes has served
                       Officer          and   continues   to  serve  in  various
                                        positions   with   the   Advisor,    its
                                        subsidiaries,    and   the    investment
                                        companies  it   sponsors.   Director  of
                                        Franc-Or  Resource  Corp.  from November
                                        1994  to  November  1996.   Director  of
                                        Marleau, Lemire Inc. from January 1995 to December 1995.

Richard E. Hughs       Trustee          Professor  at the School of  Business of
11 Dennin Drive                         the  State  University  of New  York  at
Menands, NY 12204                       Albany  from  1990  to  present;   Dean,
                                        School of Business  1990-1994;  Director
                                        of the Institute for the  Advancement of
                                        Health  Care  Management,  1994-present.
                                        Corporate Vice President, Sierra Pacific
                                        Resources,  Reno,  NV, 1985- 1990.  Dean
                                        and   Professor,   College  of  Business
                                        Administration,  University  of  Nevada,
                                        Reno, 1977- 1985.  Associate Dean, Stern
                                        School of Business, New York University,
                                        New York City, 1970-1977.

Clark R. Mandigo       Trustee          Business  consultant  since  1991.  From
1250 N.E. Loop 410                      1985 to 1991, President, Chief Executive
Suite 900                               Officer,   and   Director  of  Intelogic
San Antonio, Texas                      Trace, Inc., a nationwide company sells,
78209                                   leases  and   maintains   computers  and
                                        telecommunications      systems      and
                                        equipment.  Before 1985,  President  BHP
                                        Petroleum  (Americas),  Ltd., an oil and
                                        gas exploration and development company.
                                        Director  of  Lone  Star   Steakhouse  &
                                        Saloon, Inc.,  Physician  Corporation of
                                        America and Palmer Wireless, Inc.

Thomas D. Tays         Vice President,  Vice President and Securities Specialist
                       Secretary, Chief of the Advisor. Since September 1993 Mr.
                       Financial        Tays has served and  continues  to serve
                       Officer,         in various  positions  with the Advisor,
                       Director of      its  subsidiaries, and   the  investment
                       Compliance,      companies it sponsors.  Before September
                       Securities       1993 Mr. Tays was an attorney in private
                       Specialist       practice.

Susan B. McGee         Executive Vice   Executive Vice President,  Secretary and
                       President,       General Counsel of  the Advisor.   Since
                       Assistant        September 1992 Ms. McGee has served  and
                       Secretary        continues to serve  in various positions
                                        with the Advisor, its subsidiaries, and the investment companies it sponsors.
                                        Before September 1992 Ms. McGee was a student at St. Mary's Law School.

-----------------------
(1) This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

                         PRINCIPAL HOLDERS OF SECURITIES

As of July 23, 1997, the officers and Trustees of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund. The Fund is aware of the following persons who owned of record, or beneficially, more than 5% of the outstanding shares of the Fund at July 23, 1997:


Name and Address of Owner             % Owned                  Type of Ownership
--------------------------------------------------------------------------------
Global Strategic Management, Inc.      15.12%                     Beneficial
Annapolis, Maryland

Merry Freedman, IRA
Augusta, Georgia                        7.22%                     Beneficial


                          INVESTMENT ADVISORY SERVICES

The investment adviser to the Fund is U. S. Global Investors, Inc. (the "Advisor"), a Texas corporation, pursuant to an advisory agreement dated September 21, 1994. Frank E. Holmes, President and a Director of the Advisor, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Advisor and may be deemed to be a controlling person of the Advisor.

In addition to the services described in the Fund's prospectus, the Advisor will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and trustees of the Trust, if such persons are employees of the Advisor or its affiliates, except that the Trust will reimburse the Advisor for part of the compensation of the Advisor's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

In consideration for such services, the Advisor pays the Sub-Advisor a sub-advisory fee. The Advisor and the Sub-Advisor share the management fee equally, except that the Sub-Advisor's fee will be subject to downward adjustments for: (1) the Advisor's incurred costs and expenses of marketing the Fund that exceed the 0.25% 12b-1 fee charged to the Fund for such marketing purposes; (2) any monies advanced by the Advisor on behalf of the Sub-Advisor;
(3) the unrecovered costs of organizing the Fund up to $40,000 (the Advisor will be responsible for bearing costs of organization of the Fund in excess of $40,000); and (4) if a decision is made with respect to placing a cap on expenses, to the extent that actual expenses of the Fund exceed the cap, and the Advisor is required to pay or absorb any of the excess expenses, by the amount of the excess expenses paid or absorbed by the Advisor through such downward adjustments. To the extent that the Sub-Advisor has advanced monies to the Advisor to pay for Fund distribution or organizational expenses, such advances shall serve to offset the reductions enumerated above. The Fund is not responsible for paying any part of the Sub-Advisor's fees.

The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, expenses of preparing, printing, and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Advisor, expenses of attendance by officers and trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues
of  such   organizations,   expenses  of  preparing,   typesetting  and  mailing
prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.

The Trust and the Advisor, in connection with the Fund, have entered into a sub-advisory agreement with another firm as discussed in the prospectus. The Sub-Advisor's compensation is discussed in the prospectus and is paid by the Advisor. The Fund will not be responsible for the Sub-Advisor's fee.

The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Advisor's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The Advisory Agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and will be submitted for approval by shareholders of the Fund at the initial meeting of shareholders. The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of such fund [as defined in the Investment Company Act of 1940 (the "Act")] or the Board of Trustees of the Trust, and (ii) a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

Both the Advisor and Sub-Advisor provide investment advise to a variety of clients (the Advisor also provides investment advise to other mutual funds). Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, as far as possible, averaged as to price and allocated between such clients in a manner which, in the Advisor's or Sub-Advisor's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Advisor and Sub-Advisor employ professional staffs of portfolio managers who draw upon a variety of resources for research information for the clients.

In addition to advising client accounts, the Advisor invests in securities for its own account. The Advisor has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Advisor's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Advisor uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalization. Overall, the Advisor invests in start-up companies in the natural resources or technology fields.

                       TRANSFER AGENCY AND OTHER SERVICES

In addition to the services performed for the Funds and the Trust under the Advisory Agreement, the Advisor, through its subsidiary USSI, provides transfer agent and dividend disbursement agent services pursuant to the Transfer Agency Agreement as described in the Fund's prospectus under "Management of the Fund -- The Investment Advisor." In addition, lockbox and statement printing services are provided by USSI.

USSI also maintains the books and records of the Trust and of each fund of the Trust and calculates their daily net asset value as described in the Fund's prospectus under "Management of the Funds -- The Investment Advisor."

A & B Mailers, Inc., a corporation wholly owned by the Advisor, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee of the Trust and A & B Mailers, Inc. Each service is priced separately.

                                DISTRIBUTION PLAN

As described under "Service Fee" in the prospectus, the Fund has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Distribution
Plan"). The distribution plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, and includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the Fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.


The total amount expended pursuant to the distribution plan may not exceed 0.25% of the Fund's net assets annually. For the period from February 20, 1997 (commencement of operations), through April 30, 1997, the Fund paid a total of $538 in distribution fees. The majority of these fees were used to pay for printing and mailing of prospectuses. Distribution expenses paid by the Advisor or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the 12b-1 plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

Expenses the Fund incurs pursuant to the distribution plan are reviewed quarterly by the Board of Trustees. The distribution plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the distribution plan ("Qualified Trustees"). In their review of the distribution plan, the Board as a whole and the Qualified Trustees separately determine whether, in their reasonable business judgment and considering their fiduciary duties under state law and Section 36(a) and (b) of the 1940 Act, there is a reasonable likelihood that the distribution plan will benefit the Fund and its shareholders. The distribution plan may be terminated at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting securities of the Fund.

The Fund is unaware of any Trustee or any interested person of the Fund who had a direct or indirect financial interest in the operations of the distribution plan.

The Fund expects that the distribution plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders. Shareholders of the Fund will benefit from these personal services, and the Fund expects to benefit from economies of scale as it attracts more shareholders.

                     CERTAIN PURCHASES OF SHARES OF THE FUND

Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund, and are otherwise acceptable to the Advisor, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:

(1) the securities offered by the investor in exchange for shares of the Fund must not be in any way restricted as to resale or otherwise be illiquid;

(2) securities of the same issuer must already exist in the Fund's portfolio;

(3) the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the AMEX, the NYSE, or NASDAQ;

(4) any securities so acquired by any fund shall not comprise over 5% of that fund's net assets at the time of such exchange;

(5) no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and,

(6)      the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish a list (either in writing or by telephone) to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled "How Shares Are Valued" in the prospectus. The number of shares of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

REDEMPTION IN KIND. The Trust reserves the right to redeem shares of the Fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the Fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Any shareholder of the Fund receiving a redemption in kind would then have to pay brokerage fees to convert his Fund investment into cash. All redemptions in kind will be made in marketable securities of the Fund.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                          P(1 + T)n = ERV

                  Where:   P       =   a hypothetical  initial payment of $1,000
                           T       =   average annual total return
                           n       =   number of years

                           ERV     =   ending redeemable value of a hypothetical
                                       $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes that (1) all charges are deducted from the initial $1,000 payment, (2) all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and (3) all recurring fees charged to all shareholder accounts are included.

The average annual total return for the Fund for the period from February 20, 1997 (commencement of operations), through April 30, 1997, was (4.50)%. This number has not been annualized.

NONSTANDARDIZED TOTAL RETURN

The Fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no annualization is made.

                                   TAX STATUS

TAXATION OF THE FUND -- IN GENERAL

As stated in its Prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the "30% test"); and, (c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year, and (3) any part (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS

The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test, the 30% test, and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER

Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and paid to shareholders of record in such a month, will be deemed to have been received on December 31 if a Fund pays the dividends during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares purchased then includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares immediately before a distribution may receive a return of investment upon distribution, which will nevertheless be taxable to them.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U. S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

                                    CUSTODIAN

Bankers Trust Company acts as Custodian for the Fund. Services with respect to the retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly-owned subsidiary of the Advisor.

                             INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, One Riverwalk Place, San Antonio, Texas 78205, is the independent accountant for the Trust.

                              FINANCIAL STATEMENTS

The Fund was established as a separate series of the Trust on November 21, 1996. The unaudited financial statements for the period from February 20, 1997 (commencement of operations), through April 30, 1997, are hereby incorporated by reference from the Semi-Annual Report to Shareholders.



=========================  PART C - OTHER INFORMATION  =========================


PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     (1) The Financial Statements for the period ended April 30, 1997, of U.S. Global U.S. Global Accolade Funds--Adrian Day Global Opportunity Fund are incorporated by reference from the Semi-Annual Report to the Shareholders of Adrian Day Global Opportunity Fund

(b)  EXHIBITS

EXHIBIT NUMBER             DESCRIPTION OF EXHIBIT

     (1) (a) First Amended and Restated Master Trust Agreement, dated May 22, 1996, incorporated by reference to Post- Effective Amendment No. 5 dated May 28, 1996.

     (2) By-laws of U.S. Global U.S. Global Accolade Funds, incorporated by reference to initial registration dated April 15, 1993.

     (3)  Not applicable

     (4) Specimen certificate for U.S. Global U.S. Global Accolade Funds incorporated by reference to Post-Effective Amendment No. 1 dated March 20, 1995.

     (5) (a) Advisory Agreement between United Services Advisors, Inc. and U.S. Global U.S. Global Accolade Funds dated September 21, 1994 incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (b) Sub-Advisory Agreement among U.S. Global U.S. Global Accolade Funds, United Services Advisors, Inc. and Bonnel, Inc. dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (c) Amendment dated May 22, 1996, to Advisory Agreement between U.S. Global U.S. Global Accolade Funds and United Services Advisors, Inc. to add MegaTrends Fund incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996.

          (d) Sub-Advisory Agreement among U.S. Global U.S. Global Accolade Funds, United Services Advisors, Inc. and Money Growth Institute, Inc. incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996.

          (e) Amendment dated February 19, 1997, to Advisory Agreement between U.S. Global U.S. Global Accolade Funds and U.S. Global Investors, Inc. to add Adrian Day Global Opportunity Fund incorporated by reference to Post- Effective Amendment No. 8 dated December 6, 1996.

          (f) Sub-Advisory Agreement dated December 18, 1996, among U.S. Global U.S. Global Accolade Funds, U.S. Global Investors, Inc. and
               Global Strategic Management, Inc. incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996.

          (g) Amendment dated February 28, 1997, to Advisory Agreement between U.S. Global U.S. Global Accolade Funds and U.S. Global Investors, Inc. to add Regent Eastern European Fund.

          (h) Sub-Advisory Agreement dated February 28, 1997, among U.S. Global U.S. Global Accolade Funds, U.S. Global Investors, Inc. and Regent Fund Management Limited.

     (6)  Not applicable

     (7)  Not applicable

     (8) (a) Custodian Agreement dated October 4, 1994, between U.S. Global U.S. Global Accolade Funds and Bankers Trust Company of New York incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (b) Amendment dated July 18, 1996, to Custodian Agreement with Bankers Trust Company of New York to add MegaTrends Fund to the Agreement incorporated by reference to Post-Effective Amendment No. 6 dated October 10, 1996.

          (c)  Amendment dated February 18, 1997, to Custodian Agreement with

               Bankers Trust Company of New York to add Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996.

          (d) Amendment dated March 24, 1997, to Custodian Agreement with Bankers Trust Company of New York to add Regent Eastern European Fund to the Agreement.

     (9) (a) Transfer Agent Agreement between United Shareholder Services, Inc. and U.S. Global U.S. Global Accolade Funds dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (b) Bookkeeping and Accounting Agreement between United Shareholder Services, Inc. and U.S. Global U.S. Global Accolade Funds dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (c) Lockbox Service Agreement between United Shareholder Services, Inc. and U.S. Global U.S. Global Accolade Funds dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (d) Printing Agreement between United Shareholder Services, Inc. and U.S. Global U.S. Global Accolade Funds dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (e) Amendment dated May 22, 1996, to Transfer Agent Agreement between United Shareholder Services, Inc. and U.S. Global U.S. Global Accolade Funds to add MegaTrends Fund to the Agreement, incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996.

          (f) Amendment dated February 18, 1997, to the Transfer Agent Agreement between United Shareholder Services, Inc. and U.S. Global U.S. Global Accolade Funds to add Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996.

          (g) Amendment dated February 19, 1997, to the Bookkeeping and Accounting Agreement between United Shareholder Services, Inc. and U.S. Global U.S. Global Accolade Funds to add Adrian Day
               Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996.

          (h) Amendment dated February 19, 1997, to the Printing Agreement between United Shareholder Services, Inc. and U.S. Global U.S. Global Accolade Funds to add MegaTrends Fund and Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996.

          (i)  Amendment  dated  February  19,  1997,  to  the  Lockbox  Service
               Agreement between United Shareholder Services, Inc. and U.S. Global U.S. Global Accolade Funds to add MegaTrends fund and Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996.

          (j) Amendment dated February 28, 1997, to the Transfer Agent Agreement between United Shareholder Services, Inc. and U.S. Global U.S. Global Accolade Funds to add Regent Eastern European Fund to the Agreement.

          (k) Amendment dated February 28, 1997, to the Bookkeeping and Accounting Agreement between United Shareholder Services, Inc. and U.S. Global U.S. Global Accolade Funds to add Regent Eastern European Fund to the Agreement.

          (l) Amendment dated February 28, 1997, to the Printing Agreement between United Shareholder Services, Inc. and U.S. Global U.S. Global Accolade Funds to add Regent Eastern European Fund to the Agreement.

          (m)  Amendment  dated  February  28,  1997,  to  the  Lockbox  Service
               Agreement between United Shareholder Services, Inc. and U.S. Global U.S. Global Accolade Funds to add Regent Eastern European Fund to the Agreement.

     (10) (a) Opinion and consent of Thomas D. Tays, Esq., counsel to the Registrant, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (b) Opinion and consent of Thomas D. Tays, Esq., counsel to the Registrant, incorporated by reference to Post-Effective Amendment No. 6 dated October 8, 1996. (11) (a) Consent of Independent Accountant, Arthur Andersen LLP, dated October 8, 1996, with respect to MegaTrends Fund incorporated by reference to Post-Effective Amendment No. 6 dated October 8, 1996. (b) Power of Attorney incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (c) Power of Attorney incorporated by reference to Post-Effective Amendment No. 2 dated January 15, 1996.

          (d) Power of Attorney incorporated by reference to Post-Effective Amendment No. 6 dated October 8, 1996.

     (12) Not applicable

     (13) Not applicable

     (14) Not applicable

     (15) (a) U.S. Global Accolade Funds/Bonnel Growth Fund Distribution Plan pursuant to Rule 12b-1 approved September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 2 dated May 11, 1994.

          (b) U.S. Global Accolade Funds/MegaTrends Fund Distribution Plan pursuant to Rule 12b-1 approved May 22, 1996, incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996.

          (c) U.S. Global Accolade Funds/Adrian Day Global Opportunity Fund Distribution Plan pursuant to Rule 12b-1 approved December 18, 1996, incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996..

          (d)  U.S.  Global   Accolade   Funds/Regent   Eastern   European  Fund
               Distribution Plan pursuant to Rule 12b-1 approved February 28, 1997.

     (16) (a) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 incorporated by reference to initial registration statement dated April 15, 1993.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Principal Holders of Securities."

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

The number of record holders, as of August 18, 1997, of each class of securities of the Registrant.

          TITLE OF CLASS                             NUMBER OF
                                                  RECORD HOLDERS

          Bonnel Growth Fund                           6,387
          MegaTrends Fund                              1,769
          Adrian Day Global Opportunity Fund             439
          Regent Eastern European Fund                   454

ITEM 27. INDEMNIFICATION

     Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct,
     (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     Information pertaining to business and other connections of Registrant's investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Management of the Funds" in the Prospectus and "Investment Advisory Services" in the Statement of Additional Information.

ITEM 29. PRINCIPAL UNDERWRITERS

     The Registrant is currently comprised of a single no-load fund which acts as distributor of its own shares.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records maintained by the Registrant are kept at the Registrant's office located at 7900 Callaghan Road, San Antonio, Texas. All accounts and records maintained by Bankers Trust Company as custodian for U.S. Global Accolade Funds are maintained at 16 Wall Street, New York, New York 10005.

ITEM 31. Not applicable

ITEM 32. Not applicable

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the city of San Antonio, State of Texas, on this 18th day of August, 1997.

                    U.S. GLOBAL ACCOLADE FUNDS

                    By:   /s/ Frank E. Holmes

                    FRANK E. HOLMES, President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                               TITLE                  DATE
---------------------------             ---------------        ---------------


 /s/ Frank E. Holmes                    President              August 18, 1997
---------------------------             Chief-Executive
FRANK E. HOLMES                         Officer
                                        Trustee

* /s/ Clark R. Mandigo                  Trustee                August 18, 1997
---------------------------             Audit Committee
CLARK R. MANDIGO


* /s/ Richard E. Hughs                  Trustee                August 18, 1997
---------------------------             Audit Committee
RICHARD E. HUGHS


/s/ Thomas D. Tays                      Vice President, Chief  August 18, 1997
---------------------------             Financial,Secretary
THOMAS D. TAYS


* BY:   /s/ Thomas D.Tays
---------------------------             Vice President, Chief  August 18, 1997
THOMAS D. TAYS                          Financial, Secretary

* Signed by Thomas D. Tays pursuant to a power-of-attorney.



                                  EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION OF EXHIBIT

                  Not applicable

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